Deferred Tax Assets and Liabilities - Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	¥ 6,544	¥ 5,479
Liabilities	(13,138)	(8,010)
Net Balance	(6,594)	(2,531)	¥ 291	¥ 2,594
Investments in equity instruments designated at fair value through other comprehensive income [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Liabilities	(87)
Net Balance	(87)
Provisions and impairment losses, primarily for credit losses [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	1,925	1,626
Net Balance	1,925	1,626
Property, plant and equipment and others [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	4,580	3,782
Liabilities	(13,022)	(7,789)
Net Balance	(8,442)	(4,007)	(1,006)	1,569
Deferred revenues and installation costs [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Assets	39	71
Liabilities	(29)	(52)
Net Balance	¥ 10	19	35	60
Available-for-sale equity securities [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Liabilities		(169)
Net Balance		¥ (169)	¥ (269)	¥ (326)